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                NICHOLAS/APPLEGATE-Registered Trademark- mutual funds

                              SUPPLEMENT TO PROSPECTUSES

                        SERIES A, B AND C DOMESTIC PORTOFOLIOS
                         SERIES A, B AND C GLOBAL PORTFOLIOS
                           GLOBAL INSTITUTIONAL PORTFOLIOS

October 25, 1996

         An amended Statement of Additional Information for the Portfolios dated October 25, 1996 has been filed with the Securities and Exchange Commission and is incorporated by reference into the Prospectuses referred to above.